CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Treasury shares CNY (¥) shares	Treasury shares USD ($) shares	Additional paid-In capital CNY (¥)	Statutory reserves CNY (¥)	Accumulated other comprehensive income CNY (¥)	(Accumulated deficit) / Retained earnings CNY (¥)	Attributable to owners of KE Holdings Inc. CNY (¥)	Non-controlling interests CNY (¥)	CNY (¥)	USD ($)
Beginning balance at Dec. 31, 2022	¥ 487	¥ (225,329)		¥ 80,302,956	¥ 660,817	¥ (412,721)	¥ (11,405,850)	¥ 68,920,360	¥ 134,078	¥ 69,054,438
Beginning balance (in shares) at Dec. 31, 2022 | shares	3,538,205,792
Beginning balance (in shares) at Dec. 31, 2022 | shares		(6,461,286)	(6,461,286)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income							5,883,224	5,883,224	6,380	5,889,604
Exercise of share options	¥ 3							3		3
Exercise of share options (in shares) | shares	17,029,713
Vesting of restricted share units	¥ 1			(1)
Vesting of restricted share units (in shares) | shares	5,963,517
Vesting of restricted share	¥ 2			(2)
Vesting of restricted share (in shares) | shares	13,292,404
Share-based compensation				3,215,549				3,215,549		3,215,549
Repurchase of ordinary shares		¥ (5,150,628)	$ (723,200)					(5,150,628)		(5,150,628)
Repurchase of ordinary shares (in shares) | shares		(141,064,215)	(141,064,215)
Cancellation of ordinary shares	¥ (18)	¥ 4,509,759		(4,509,741)
Cancellation of ordinary shares (in shares) | shares	(123,459,369)	123,459,369	123,459,369
Surrender of ordinary shares (in shares) | shares	(37)
Appropriation to statutory reserves					150,290		(150,290)
Currency translation adjustments						574,223		574,223		574,223
Acquisition of subsidiaries with non-controlling interests									18,852	18,852
Disposal of subsidiaries with non-controlling interests									(2,109)	(2,109)
Unrealized gains on available-for-sale investments, before reclassification						71,447		71,447		71,447
Unrealized gains on available-for-sale investments, amounts reclassified from accumulated other comprehensive income (loss)						11,353		11,353		11,353
Dividend to shareholders				(1,425,707)				(1,425,707)		(1,425,707)
Liquidation of a subsidiary									(51,020)	(51,020)
Dividend of subsidiaries for non-controlling interest holder									(4,900)	(4,900)
Ending balance at Dec. 31, 2023	¥ 475	¥ (866,198)		77,583,054	811,107	244,302	(5,672,916)	72,099,824	101,281	72,201,105
Ending balance (in shares) at Dec. 31, 2023 | shares	3,451,032,020
Ending balance (in shares) at Dec. 31, 2023 | shares		(24,066,132)	(24,066,132)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income							4,064,900	4,064,900	13,280	4,078,180
Exercise of share options	¥ 2							2		2
Exercise of share options (in shares) | shares	14,183,427
Vesting of restricted share units	¥ 3			(3)
Vesting of restricted share units (in shares) | shares	22,936,809
Vesting of restricted share	¥ 2			(2)
Vesting of restricted share (in shares) | shares	13,297,108
Share-based compensation				2,726,075				2,726,075		2,726,075
Repurchase of ordinary shares		¥ (5,101,091)	$ (716,000)					(5,101,091)		(5,101,091)
Repurchase of ordinary shares (in shares) | shares		(144,663,195)	(144,663,195)
Cancellation of ordinary shares	¥ (21)	¥ 5,017,879		(5,017,858)
Cancellation of ordinary shares (in shares) | shares	(147,784,335)	147,784,335	147,784,335
Surrender of ordinary shares (in shares) | shares	(2)
Appropriation to statutory reserves					115,865		(115,865)
Currency translation adjustments						217,142		217,142		217,142
Acquisition of subsidiaries with non-controlling interests									38,710	38,710
Disposal of subsidiaries with non-controlling interests									(29,092)	(29,092)
Unrealized gains on available-for-sale investments, before reclassification						147,668		147,668		147,668
Dividend to shareholders				(2,830,704)				(2,830,704)		(2,830,704)
Ending balance at Dec. 31, 2024	¥ 461	¥ (949,410)		72,460,562	926,972	609,112	(1,723,881)	71,323,816	124,179	71,447,995
Ending balance (in shares) at Dec. 31, 2024 | shares	3,353,665,027
Ending balance (in shares) at Dec. 31, 2024 | shares		(20,944,992)	(20,944,992)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income							2,993,975	2,993,975	(2,961)	2,991,014	$ 427,709
Exercise of share options	¥ 2							2		2
Exercise of share options (in shares) | shares	15,577,452
Vesting of restricted share units	¥ 4			(4)
Vesting of restricted share units (in shares) | shares	28,080,498
Vesting of restricted share	¥ 4			(4)
Vesting of restricted share (in shares) | shares	26,726,342
Share-based compensation				1,904,924				1,904,924		1,904,924
Repurchase of ordinary shares		¥ (6,581,200)	$ (921,500)					(6,581,195)		(6,581,195)
Repurchase of ordinary shares (in shares) | shares		(150,367,893)	(150,367,893)
Cancellation of ordinary shares	¥ (21)	¥ 6,682,172		(6,682,151)
Cancellation of ordinary shares (in shares) | shares	(149,704,635)	149,704,635	149,704,635
Surrender of ordinary shares (in shares) | shares	(3)
Appropriation to statutory reserves					127,900		(127,900)
Currency translation adjustments						(429,040)		(429,040)		(429,040)	(61,352)
Capital injection by non-controlling interests									2,500	2,500
Disposal of subsidiaries with non-controlling interests									(25,646)	(25,646)
Unrealized gains on available-for-sale investments, before reclassification						107,828		107,828		107,828
Unrealized gains on available-for-sale investments, amounts reclassified from accumulated other comprehensive income (loss)						2,129		2,129		2,129
Dividend to shareholders				(2,881,151)				(2,881,151)		(2,881,151)
Liquidation of a subsidiary									(6,901)	(6,901)
Dividend of subsidiaries for non-controlling interest holder									(2,625)	(2,625)
Ending balance at Dec. 31, 2025	¥ 450	¥ (848,433)		¥ 64,802,176	¥ 1,054,872	¥ 290,029	¥ 1,142,194	¥ 66,441,288	¥ 88,546	¥ 66,529,834	$ 9,513,641
Ending balance (in shares) at Dec. 31, 2025 | shares	3,274,344,681
Ending balance (in shares) at Dec. 31, 2025 | shares		(21,608,250)	(21,608,250)